CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Common Stock [Member]		Additional Paid-in Capital [Member]		AOCI Attributable to Parent [Member]	Merger Reserve [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021		$ 0	[1]	$ 1,113		$ 7	$ 0	$ 952	$ 2,072
Beginning balance, shares at Dec. 31, 2021	[2]	23,250,000
Net loss								4,615	4,615
Foreign currency translation adjustment						(2)			(2)
Additional capital					[1]					[1]
Dividend declared								(672)	(672)
Merger reserve arising from reorganization				(1,113)			1,113
Ending balance, value at Dec. 31, 2022		$ 0	[1]	0		5	1,113	4,895	6,013
Ending balance, shares at Dec. 31, 2022	[2]	23,250,000
Net loss								1,086	1,086
Foreign currency translation adjustment						8			8
Issue of new shares				3,151					3,151
Issue of new shares, shares	[2]	1,250,625
Ending balance, value at Dec. 31, 2023		$ 0	[1]	3,151		13	1,113	5,981	10,258
Ending balance, shares at Dec. 31, 2023	[2]	24,500,625
Net loss								(3,529)	(3,529)
Foreign currency translation adjustment						(2)			(2)
Ending balance, value at Dec. 31, 2024		$ 0	[1]	$ 3,151		$ 11	$ 1,113	$ 2,452	$ 6,727
Ending balance, shares at Dec. 31, 2024	[2]	24,500,625

[1]	Denotes amount less than US$1,000
[2]	Retrospectively restated for the effect of a 2,325-for-1 share subdivision (see Note 12)